Expense Example - FidelityShortDurationHighIncomeFund-RetailPRO - FidelityShortDurationHighIncomeFund-RetailPRO - Fidelity Short Duration High Income Fund - Fidelity Short Duration High Income Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883